Long-Term Debt and Other Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Annual Principal Payments [Abstract]
2021	$ 55,273
2022	16,309
2023	43,882
2024	23,299
Thereafter	38,855
Total	$ 177,618	$ 185,509